Financial Liabilities and Lease Debts - Disclosure of Sensitivity on the Expected Volatility (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 18, 2024	Jan. 25, 2024	Apr. 17, 2023
Tranche A Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 12,546	$ 3,447			$ 5,280
Tranche A Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	12,257	3,236			5,261
Tranche A Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	12,835	3,627			$ 5,286
Tranche B Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	6,679	1,750		$ 3,534
Tranche B Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	6,274	1,613		3,358
Tranche B Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	6,840	1,869		$ 3,711
Tranche C Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	2,834	813	$ 755
Tranche C Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	2,782	766	712
Tranche C Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 2,862	$ 856	$ 791